Restructuring and Other Charges (Additional Information) (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Reduction in workforce, Percent	84.00%
Retention amount paid	$ 700
Loss on lease termination	(8,059)	$ 0
Loss on disposal of property and equipment	3,400
Impairment charge of lab equipment	300
Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Employee retention amount	3,900
Severance and Related Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge related to severance cost	$ 5,600